UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number: 811-00747

Ameritor Investment Fund

(Exact name of registrant as specified in charter)

4400 MacArthur Blvd. N.W.
Washington, D.C. 20007-2521

(Address of principal executive offices) (Zip code)

Jerome Kinney
4400 MacArthur Blvd. N.W.
Washington, D.C. 20007-2521

(Name and address of agent for service)

Registrant's telephone number, including area code:

Date of fiscal year end: 6/30/06
Date of reporting period: 07/01/05 - 06/30/06

Item 1. Proxy Voting Record

Security Name	Ticker	Security ID/CUSIP	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote? (Yes or No)	Vote For, Against or Abstain	Fund Cast its Vote For or Against Management
Wesco International, Inc.	WCC	95082p105	05/17/06	Election of Nominees	Management	Yes	For	For Management
				Ratification of Price Waterhouse Coopers as the independent registered public accounting firm for 2006	Management	Yes	For	For Management
Astoria Financial Corporation	AF	046265104	05/17/06	Election of Nominees	Management	Yes	For	For Management
				Ratification of the appointment of KPMG as the independent registered public accounting firm for Astoria Financial Corporation for the fiscal year ending December 31, 2006	Management	Yes	For	For Management
Gardner Denver, Inc.	GDI	365558105	05/02/06	Election of Nominees	Management	Yes	For	For Management

To approve the amendment to the certificate of incorporation to increase the number of authorized shares of company common stock for the purposes of a two-for-one stock split in the form of a stock dividend
					Management	Yes	For	For Management
Canadian National Railway Company	CNI	136375102	04/21/06	Election of Nominees	Management	Yes	For	For Management
				Appointment of KPMG as auditors	Management	Yes	For	For Management
Shoe Carnival, Inc.	SCVL	824889109	06/12/06	Election of Nominees	Management	Yes	For	For Management
				To ratify Deloitte & Touche as the independent registered public accounting firm for the company for 2006	Management	Yes	For	For Management
				To approve the proposed Shoe Carnival, Inc. 2006 executive incentive compensation plan	Management	Yes	For	For Management
Franklin Resources, Inc.	BEN	354613101	01/26/06	Election of Nominees	Management	Yes	For	For Management
				Ratification of the appointment of Price Waterhouse Coopers as the independent registered public accounting firm for the fiscal year ending September 30, 2006	Shareholders	No	Against	For Management
Northern Dynasty Minerals LTD.	NAK	66510m204	06/20/06	Election of Nominees	Management	Yes	For	For Management
				To appoint De Visser Gray, chartered accountants, as auditors of the company and authorize the directors to fix their remuneration	Management	Yes	For	For Management
				To amend the share options plan to a 10% “rolling plan”	Management	Yes	For	For Management
Global Industries, LTD.	GLBL	379336100	05/16/06	Election of Nominees	Management	Yes	For	For Management
				Ratification of appointment of Deloitte & Touche as independent auditors of the company to serve for the 2006 fiscal year	Management	Yes	For	For Management
Gildan Activewear Inc.	GIL	375916103	02/02/06	Election of Nominees	Management	Yes	For	For Management
				Appointment of KPMG, chartered accountants, as auditors for the ensuing year	Management	Yes	For	For Management
				Resolution amending the corporation’s long term incentive plan in order to, among others, fix the number of common shares issuable thereunder at 3,000,158	Management	Yes	For	For Management

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ameritor Investment Fund

By: /s/ Jerome Kinney
Jerome Kinney, President
(Principal Executive Officer)

Date: 8/29/06